INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES
14.	INCOME TAXES
(Loss) income before income tax consisted of:

	Year Ended December 31,
	2021	2020	2019
Macau operations	$(191,655)	$(278,388)	$181,579
Hong Kong and other jurisdictions operations	(110,804)	(127,715)	(137,548)

(Loss) income before income tax	$(302,459)	$(406,103)	$44,031

The income tax (credit) expense consisted of:

	Year Ended December 31,
	2021	2020	2019
Income tax expense - current:
Hong Kong Profits Tax	$9	$—	$—
(Over) under provision of income taxes in prior years:
Macau Complementary Tax	(29)	—	—
Hong Kong Profits Tax	8	—	—

Sub-total	(21)	—	—

Income tax (credit) expense - deferred:
Macau Complementary Tax	(445)	(1,011)	402

Total income tax (credit) expense	$(457)	$(1,011)	$402

A reconciliation of the income tax (credit) expense from (loss) income before income tax per the accompanying consolidated statements of operations is as follows:

	Year Ended December 31,
	2021	2020	2019
(Loss) income before income tax	$(302,459)	$(406,103)	$44,031
Macau Complementary Tax rate	12%	12%	12%
Income tax (credit) expense at Macau Complementary Tax rate	(36,295)	(48,732)	5,284
Effect of different tax rates of subsidiaries operating in other jurisdictions	(5,385)	(2,995)	—
Over provision in prior years	(21)	—	—
Effect of income for which no income tax expense is payable	(534)	(295)	—
Effect of expenses for which no income tax benefit is receivable	20,970	19,724	17,438
Effect of profits exempted from Macau Complementary Tax	—	—	(42,203)
Effect of tax losses that cannot be carried forward	5,532	10,768	—
Changes in valuation allowances	(925)	7,361	5,017
Expired tax losses	16,201	13,158	14,866

Income tax (credit) expense	$(457)	$(1,011)	$402

Studio City International and certain of its subsidiaries are exempt from tax in the Cayman Islands or British Virgin Islands (“BVI”), where they are incorporated, while one of these subsidiaries incorporated in BVI is subject to Hong Kong Profits Tax on income derived from Hong Kong during the years ended December 31, 2021, 2020 and 2019. The remaining subsidiaries of Studio City International incorporated in Macau and Hong Kong are subject to Macau Complementary Tax and Hong Kong Profits Tax, respectively, during the years ended December 31, 2021, 2020 and 2019.
Macau Complementary Tax and Hong Kong Profits Tax have been provided at 12% and 16.5% on the estimated taxable income earned in or derived from Macau and Hong Kong, respectively, during the years ended December 31, 2021, 2020 and 2019, if applicable.
Pursuant to the approval notice issued by the Macau government in January 2017, one of the Studio City International’s subsidiaries in Macau was granted an extension of the Macau Complementary Tax exemption on profits generated from income received from Melco Resorts Macau under the Services and Right to Use Arrangements for an additional five years
from 2017 to 2021, to the extent that such income is derived from Studio City gaming operations and has been subject to gaming tax. Such subsidiary has applied for an extension of the Macau Complementary Tax exemption for the period from January 1, 2022 to June 26, 2022 and the application is currently pending approval by the Macau government. The non-gaming
profits and dividend distributions of such subsidiary to its shareholders continue to be subject to Macau Complementary Tax.
During the years ended December 31, 2021 and 2020, the subsidiary of Studio City International did not have any profits generated from income received from Melco Resorts Macau under the Services and Right to Use Arrangements. During the year ended December 31, 2019, had the subsidiary of Studio City International not received the income tax exemption on profits generated from income received from Melco Resorts Macau under the Services and Right to Use Arrangements, the Company’s consolidated net income attributable to Studio City International Holdings Limited for the year ended December 31, 2019 would have been decreased by $32,467 and diluted net income attributable to Studio City International Holdings Limited per Class A ordinary share would have been decreased by $0.134 per share.

The effective tax rates for the years ended December 31, 2021, 2020 and 2019 were 0.2%, 0.2% and 0.9%, respectively. Such rates differ from the statutory Macau Complementary Tax rate of 12
%, where the Company’s majority operations are located, primarily due to the effect of expenses for which no income tax benefit is receivable, the effect of expired tax losses and the effect of changes in valuation allowances for the relevant years together with the effect of different tax rates of subsidiaries operating in other jurisdictions, the effect of tax losses that cannot be carried forward for the years ended December 31, 2021 and 2020, and the effect of profits exempted from Macau Complementary Tax for the year ended December 31, 2019.
The net deferred tax liabilities as of December 31, 2021 and 2020 consisted of the following:

	December 31,
	2021	2020
Deferred tax assets
Net operating losses carried forward	$45,009	$49,448
Depreciation and amortization	30,076	27,004
Lease liabilities	1,883	2,176
Others	58	207

Sub-total	77,026	78,835

Valuation allowances	(74,417)	(75,867)

Total deferred tax assets	2,609	2,968

Deferred tax liabilities
Right-of-use assets	(1,750)	(2,086)
Unrealized capital allowances	(859)	(1,330)

Total deferred tax liabilities	(2,609)	(3,416)

Deferred tax liabilities, net	$—	$(448)

As of December 31, 2021 and 2020, valuation allowances of $74,417 and $75,867 were provided, respectively, as management believes it is more likely than not that these deferred tax assets will not be realized. As of December 31, 2021, adjusted operating tax losses carried forward, amounting to $130,596, $144,252 and $100,227 will expire in 2022, 2023 and 2024, respectively. Adjusted operating tax losses carried forward of $135,008 expired during the year ended December 31, 2021.
Deferred tax, where applicable, is provided under the asset and liability method at the enacted statutory income tax rate of the respective tax jurisdictions, applicable to the respective financial years, on the difference between the consolidated financial statements carrying amounts and income tax base of assets and liabilities.
Undistributed earnings of a foreign subsidiary of Studio City International available for distribution to Studio City International of approximately $846,735 and $892,924 as at December 31, 2021 and 2020, respectively, are considered to be indefinitely reinvested. Accordingly, no provision has been made for the dividend withholding taxes that would be payable upon the distribution of those amounts to Studio City International. If those earnings were to be distributed or they were determined to be no longer permanently reinvested, Studio City International would have to record a deferred income tax liability in respect of those

undistributed earnings of approximately $101,608 and $107,151 as at December 31, 2021 and 2020, respectively.
The

Company concluded that there were
no
significant uncertain tax positions requiring recognition in the accompanying consolidated financial statements for the years ended December 31, 2021, 2020 and 2019 and there are no
material unrecognized tax benefits which would favorably affect the effective income tax rates in future periods. As of December 31, 2021 and 2020, there were no
interest and penalties related to uncertain tax positions recognized in the accompanying consolidated financial statements. The Company does not anticipate any significant increases or decreases in unrecognized tax benefits within the next twelve months.
Income tax returns of Studio City International’s subsidiaries remain open and subject to examination by the tax authorities of Macau and Hong Kong until the statute of limitations expire in each corresponding jurisdiction. The statute of limitations in Macau and Hong Kong are five years and six years, respectively.